MFS
VARIABLE
   ACCOUNT

                              ANNUAL REPORT
                                         TO
                            CONTRACT OWNERS
                          DECEMBER 31, 1995


NATIONWIDE LIFE INSURANCE COMPANY
     HOME OFFICE: COLUMBUS, OHIO




                                          [NATIONWIDE LOGO]


APO-719-T (12/95)

                              [NATIONWIDE LOGO]
                       NATIONWIDE LIFE INSURANCE COMPANY
                   ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43216

                                    [Photo]

                              PRESIDENT'S MESSAGE

Nationwide Life Insurance Company is pleased to bring you the 1995 annual report of the MFS Variable Account.

Both equity and fixed income investments turned in a stellar performance during 1995. The major market indices ended the year fully one-third or more higher than their levels at the beginning of the year. These results equate directly to the returns enjoyed by our variable annuity participants and contract owners.

Low interest rates and modest inflation should provide a continued favorable environment for stocks and fixed income investments during 1996. Slowing levels of economic activity and uncertainty about corporate profits may, however, dampen a repeat of the strong 1995 market performance. The diverse offering of investment options within your contract should enable you to take advantage of changing market conditions.

The year 1995 was a record-setting sales year for our variable investment products. For this we thank you, our valued customer, for your confidence in the Nationwide Insurance Enterprise and in our products. Please do not hesitate to let us know how we can better serve your financial planning and retirement needs.



                              /s/ Peter F. Frenzer
                          Peter F. Frenzer, President

--------------------------------------------------------------------------------

                              MFS VARIABLE ACCOUNT

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                               DECEMBER 31, 1995


ASSETS:

 Investments at market value:

   MFS Series Trust IV - MFS(R) Money Market Fund (MFSMyMkt)
       65,633,462 shares (cost $65,633,462) .....................   $ 65,633,462

   Massachusetts Investors Growth Stock Fund - Class A (MFSGrStk)
        3,329,499 shares (cost $37,167,763) .....................     35,392,573

   Massachusetts Investors Trust - Class A (MFSInvTr)
        2,849,980 shares (cost $35,031,547) .....................     36,223,242

   MFS(R) Bond Fund - Class A (MFSBdFd)
        2,891,261 shares (cost $39,281,428) .....................     39,552,444

   MFS(R) Emerging Growth Fund - Class A (MFSEmGro)
        480,744 shares (cost $9,519,997) ........................     12,840,673

   MFS(R) Growth Opportunities Fund - Class A (MFSGrOpp)
        9,079,330 shares (cost $100,744,966) ....................    108,407,206

   MFS(R) High Income Fund - Class A (MFSHiInc)
        6,799,186 shares (cost $34,673,248) .....................     35,219,783

   MFS(R) Research Fund - Class A (MFSRsrch)
        2,321,299 shares (cost $29,802,374) .....................     36,305,110

   MFS(R) Total Return Fund - Class A (MFSTotRe)
        4,997,017 shares (cost $62,232,144) .....................     72,007,022

   MFS(R) World Governments Fund - Class A (MFSWdGvt)
        998,770 shares (cost $12,165,248) .......................     11,006,446

   Nationwide Separate Account Trust - Money Market Fund (NWMyMkt)
        2,135,394 shares (cost $2,135,394) ......................      2,135,394
                                                                    ------------

             Total investments ..................................    454,723,355

 Accounts receivable ............................................         42,788
                                                                    ------------

             Total assets .......................................    454,766,143

ACCOUNTS PAYABLE ................................................          4,250
                                                                    ------------

CONTRACT OWNERS' EQUITY (NOTE 4) ................................   $454,761,893
                                                                    ============




See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                              MFS VARIABLE ACCOUNT

        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                  YEARS ENDED DECEMBER 31, 1995, 1994 AND 1993


                                                                                   1995               1994                 1993
                                                                               -------------        ----------           ----------
INVESTMENT ACTIVITY:

   Reinvested capital gains and dividends .............................        $  41,437,779        29,599,574           44,895,760
                                                                               -------------        ----------           ----------
   Gain (loss) on investments:
        Proceeds from redemptions of mutual fund shares ...............          103,288,834       115,051,876          135,937,570
        Cost of mutual fund shares sold ...............................          (99,147,354)     (112,843,920)        (127,686,637)
                                                                               -------------        ----------           ----------
        Realized gain (loss) on investments ...........................            4,141,480         2,207,956            8,250,933
        Change in unrealized gain (loss) on investments ...............           51,182,271       (41,633,519)           5,833,974
                                                                               -------------        ----------           ----------
             Net gain (loss) on investments ...........................           55,323,751       (39,425,563)          14,084,907
                                                                               -------------        ----------           ----------
                  Net investment activity .............................           96,761,530        (9,825,989)          58,980,667
                                                                               -------------        ----------           ----------

EQUITY TRANSACTIONS:

   Purchase payments received from contract
        owners ........................................................           16,996,001        15,834,294           23,563,502
   Redemptions ........................................................          (69,066,775)      (73,513,222)         (84,574,552)
   Annuity benefits ...................................................             (582,314)         (569,906)            (626,861)
   Adjustments to maintain reserves ...................................               42,627            (3,929)              31,765
                                                                               -------------        ----------           ----------
                  Net equity transactions .............................          (52,610,461)      (58,252,763)         (61,606,146)
                                                                               -------------        ----------           ----------

EXPENSES (NOTE 2):

   Contract charges ...................................................           (6,106,575)       (6,313,115)          (7,015,249)
   Contingent deferred sales charges ..................................             (185,166)         (201,021)            (310,571)
                                                                               -------------        ----------           ----------
                  Total expenses ......................................           (6,291,741)       (6,514,136)          (7,325,820)
                                                                               -------------        ----------           ----------

   NET CHANGE IN CONTRACT OWNERS' EQUITY ..............................           37,859,328       (74,592,888)          (9,951,299)
   CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ........................          416,902,565       491,495,453          501,446,752
                                                                               -------------        ----------           ----------
   CONTRACT OWNERS' EQUITY END OF PERIOD ..............................        $ 454,761,893       416,902,565          491,495,453
                                                                               =============       ===========          ===========




See accompanying notes to financial statements.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                              MFS VARIABLE ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS

                        DECEMBER 31, 1995, 1994 AND 1993


(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  (a) Organization and Nature of Operations

     MFS Variable Account (the Account) was established by resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on March 3, 1976. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

     The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through Massachusetts Financial Services. Presently, the contracts are not actively marketed.

  (b) The Contracts

     Prior to February 12, 1979, the contracts purchased provided for a front-end sales charge and certain other fees. Beginning February 12, 1979, only contracts (Spectrum) without a front-end sales charge but with a contingent deferred sales charge and certain other fees were offered for purchase. See note 2 for a discussion of contract expenses.

     With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following funds:

     MFS Series Trust IV - MFS(R) Money Market Fund (MFSMyMkt)
       (formerly Massachusetts Cash Management Trust - MFS(R) Money Market Fund) Massachusetts Investors Growth Stock Fund - Class A (MFSGrStk) Massachusetts Investors Trust - Class A (MFSInvTr)
     MFS(R) Bond Fund - Class A (MFSBdFd)
     MFS(R) Emerging Growth Fund - Class A (MFSEmGro)
     MFS(R) Growth Opportunities Fund - Class A (MFSGrOpp)
       (formerly MFS(R) Capital Development Fund)
     MFS(R) High Income Fund - Class A (MFSHiInc)
     MFS(R) Research Fund - Class A (MFSRsrch)
     MFS(R) Total Return Fund - Class A (MFSTotRe)
     MFS(R) World Governments Fund - Class A (MFSWdGvt)
     Nationwide Separate Account Trust - Money Market Fund (NWMyMkt)
       (managed for a fee by an affiliated investment advisor)


     At December 31, 1995, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

  (c) Security Valuation, Transactions and Related Investment Income

     The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1995. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

  (d) Federal Income Taxes

     Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

     The Internal Revenue Service issued Rev. Rul. 81-225 on September 25, 1981 and IR-82-19 on February 3, 1982. The effect of Rev. Rul. 81-225 was to treat non-tax qualified contract holders, who purchased contracts or made purchase payments after December 31, 1980, as the owners of the underlying mutual fund shares for Federal income tax purposes. However, for 1981, IR-82-19 did provide limited relief from the ruling. Therefore, the Company maintained a capital gain reserve liability, for all realized and unrealized capital gains existing on or before December 31, 1981.

     During 1982 and most of 1983, the Company continued to maintain contract values which reflected a capital gain reserve liability for those contracts and contract values affected by Rev. Rul. 81-225. On December 16, 1983, the Company adjusted the affected (81-225) contract values in order to treat the respective contract owners as the owners of the underlying shares for Federal income tax purposes, as intended by the ruling. As a result of this adjustment, contract owners equity was restored with amounts previously deducted to maintain the capital gain reserve liability.

     Because of the aforementioned, the Company no longer provides for income taxes within the Account. Presently, taxes are the responsibility of the contract owner upon termination or withdrawal.

  (e) Use of Estimates in the Preparation of Financial Statements

     The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2) EXPENSES

     Net purchase payments received on contracts issued before February 12, 1979 represent gross contributions by the contract owners less a charge of 7.75% by the Company to cover sales expenses.The Company does not deduct a sales charge from purchase payments made for contracts issued beginning February 12, 1979. However, if any part of the contract value of such contracts is surrendered the Company will, with certain exceptions, deduct from the owner's contract value a contingent deferred sales charge equal to 5% of the lesser of the total of all purchase payments made within 96 months prior to the date of the request for surrender, or the amount surrendered; no sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following administrative charges are deducted by the Company on each contract issued prior to February 12, 1979: (a) a contract issue charge of $15 assessed against the initial purchase payment and a $15 annual contract maintenance charge assessed against each contract by surrendering units; and (b) a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.80% and 0.20%, respectively. Administrative charges on contracts issued beginning February 12, 1979 include:
(a) an annual contract maintenance charge of $30 which is satisfied by surrendering units; and (b) a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.80% and 0.50%, respectively.

(3) SCHEDULE I

     Schedule I presents the components of the change in the unit values, which are the basis for contract owners' equity. This schedule is presented for each series, as applicable, in the following format:

         -    Beginning unit value - Jan. 1

         -    Reinvested capital gains and dividends
              (This amount reflects the increase in the unit value due to capital gains and dividend distributions from the underlying mutual funds.)

         -    Unrealized gain (loss)
              (This amount reflects the increase (decrease) in the unit value resulting from the market appreciation (depreciation) of the underlying mutual funds.)

         -    Contract charges
              (This amount reflects the decrease in the unit value due to the mortality and expense risk fee discussed in note 2.)

         -    Ending unit value - Dec. 31

         -    Percentage increase (decrease) in unit value.

     For contracts in the payout phase, an assumed investment return of 3.5%, used in the calculation of the annuity benefit payment amount, results in a corresponding reduction in the components of the unit values as shown in
Schedule I.

(4) COMPONENTS OF CONTRACT OWNERS' EQUITY

     The following is a summary of contract owners' equity at December 31, 1995, for each series, in both the accumulation and payout phases. Due to the nature of money market funds, an 81-225 adjustment (See note 1(d)) was not required for either the MFS Series Trust IV - MFS(R) Money Market Fund or the Nationwide Separate Account Trust-Money Market Fund.


Contract owners' equity represented by:

     Contracts in accumulation phase:                                              Units          Unit Value
                                                                                 ---------       ------------

      MFS Series Trust IV - MFS(R) Money Market Fund:
       Non-tax qualified .................................................           5,703       $  33.966291       $    193,710
       Tax qualified spectrum ............................................       1,630,393          29.055232         47,371,447
       Non-tax qualified spectrum ........................................         597,925          29.075421         17,384,921
      Massachusetts Investors Growth Stock Fund - Class A:
       Non-tax qualified .................................................           1,043          77.839871             81,187
       Tax qualified spectrum ............................................         333,893          82.628565         27,589,099
       Non-tax qualified spectrum ........................................         102,114          70.114570          7,159,679
       Non-tax qualified spectrum (81-225) ...............................           5,945          76.380777            454,084
      Massachusetts Investors Trust - Class A:
       Tax qualified .....................................................              16         101.007177              1,616
       Tax qualified spectrum ............................................         350,277          81.308640         28,480,546
       Non-tax qualified spectrum ........................................         100,239          72.953374          7,312,773
       Non-tax qualified spectrum (81-225) ...............................           2,696          77.505736            208,955
      MFS(R) Bond Fund - Class A:
       Non-tax qualified .................................................             596          50.922705             30,350
       Tax qualified spectrum ............................................         613,426          43.808005         26,872,969
       Non-tax qualified spectrum ........................................         267,129          43.772192         11,692,822
       Non-tax qualified spectrum (81-225) ...............................           4,145          43.943375            182,145
      MFS(R) Emerging Growth Fund - Class A:
       Tax qualified spectrum ............................................         424,049          30.247061         12,826,236
       Non-tax qualified spectrum (81-225) ...............................             474          30.247061             14,337
      MFS(R) Growth Opportunities Fund - Class A:
       Non-tax qualified .................................................           2,642         103.553065            273,587
       Tax qualified spectrum ............................................         920,477          96.595726         88,914,144
       Non-tax qualified spectrum ........................................         206,611          82.052560         16,952,961
       Non-tax qualified spectrum (81-225) ...............................          15,064          90.535764          1,363,831
      MFS(R) High Income Fund - Class A:
       Non-tax qualified .................................................             359          57.870879             20,776
       Tax qualified spectrum ............................................         488,470          50.886631         24,856,593
       Non-tax qualified spectrum ........................................         188,820          50.114634          9,462,645
       Non-tax qualified spectrum (81-225) ...............................           6,442          50.886631            327,812
      MFS(R) Research Fund - Class A:
       Non-tax qualified .................................................             599         100.977005             60,485
       Tax qualified spectrum ............................................         270,229         100.013750         27,026,616
       Non-tax qualified spectrum ........................................         100,973          87.388917          8,823,921
       Non-tax qualified spectrum (81-225) ...............................           1,591          98.846334            157,265
      MFS(R) Total Return Fund - Class A:
       Tax qualified .....................................................             131          79.840336             10,459
       Non-tax qualified .................................................              87          78.457598              6,826
       Tax qualified spectrum ............................................         782,272          73.411912         57,428,083
       Non-tax qualified spectrum ........................................         199,257          71.060281         14,159,258
       Non-tax qualified spectrum (81-225) ...............................           1,863          72.697711            135,436
      MFS(R) World Governments Fund - Class A:
       Tax qualified spectrum ............................................         184,796          48.914346          9,039,175
       Non-tax qualified spectrum ........................................          36,927          47.688325          1,760,987
       Non-tax qualified spectrum (81-225) ...............................           2,763          48.838310            134,940
      Nationwide Separate Account Trust - Money Market Fund:
       Tax qualified spectrum ............................................          60,928          21.961256          1,338,055
       Non-tax qualified spectrum ........................................          36,289          21.975540            797,470
                                                                                 =========       ============
      Reserves for annuity contracts in payout phase:
       Tax qualified .....................................................                                                47,918
       Non-tax qualified .................................................                                                78,222
       Tax qualified spectrum ............................................                                             2,637,924
       Non-tax qualified spectrum ........................................                                             1,081,617
       Non-tax qualified spectrum (81-225) ...............................                                                 8,011
                                                                                                                    ------------
                                                                                                                    $454,761,893
                                                                                                                    ============



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                      SCHEDULE I

                              MFS VARIABLE ACCOUNT

                                 TAX QUALIFIED

                       SCHEDULES OF CHANGES IN UNIT VALUE

                  YEARS ENDED DECEMBER 31, 1995, 1994 AND 1993


                                                            MFSInvTr           MFSBdFd         MFSTotRe
                                                            --------           -------         --------

1995***
    Beginning unit value - Jan. 1                           $ 73.217470           **          63.581031
-------------------------------------------------------------------------------------------------------
    Reinvested capital gains and dividends                     9.389953                        6.796396
-------------------------------------------------------------------------------------------------------
    Unrealized gain (loss)                                    19.267126                       10.187101
-------------------------------------------------------------------------------------------------------
    Contract charges                                           (.867372)                       (.724192)
-------------------------------------------------------------------------------------------------------
    Ending unit value - Dec. 31                             $101.007177                       79.840336
-------------------------------------------------------------------------------------------------------
    Percentage increase (decrease) in
         unit value*                                            38%                              26%
=======================================================================================================


1994***
    Beginning unit value - Jan. 1                           $ 74.716077       42.399834       65.964662
-------------------------------------------------------------------------------------------------------
    Reinvested capital gains and dividends                     8.586372        2.862666        2.763915
-------------------------------------------------------------------------------------------------------
    Unrealized gain (loss)                                    (9.338645)      (4.752106)      (4.502426)
-------------------------------------------------------------------------------------------------------
    Contract charges                                           (.746334)       (.407003)       (.645120)
-------------------------------------------------------------------------------------------------------
    Ending unit value - Dec. 31                             $ 73.217470       40.103391       63.581031
-------------------------------------------------------------------------------------------------------
    Percentage increase (decrease) in
         unit value*                                             (2)%            (5)%            (4)%
=======================================================================================================


1993***
    Beginning unit value - Jan. 1                           $ 68.591640       37.614804       57.871052
-------------------------------------------------------------------------------------------------------
    Reinvested capital gains and dividends                    11.498973        5.808619        3.732170
-------------------------------------------------------------------------------------------------------
    Unrealized gain (loss)                                    (4.655404)       (.614467)       5.026580
-------------------------------------------------------------------------------------------------------
    Contract charges                                           (.719132)       (.409122)       (.665140)
-------------------------------------------------------------------------------------------------------
    Ending unit value - Dec. 31                             $ 74.716077       42.399834       65.964662
-------------------------------------------------------------------------------------------------------
    Percentage increase (decrease) in
         unit value*                                              9%              13%             14%
=======================================================================================================


  * An annualized rate of return cannot be determined as contract charges do not include the annual contract maintenance charge discussed in note 2.

 **  This investment option was not being utilized.

***  No other investment options were being utilized.




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                           SCHEDULE I, CONTINUED

                              MFS VARIABLE ACCOUNT

                               NON-TAX QUALIFIED

                       SCHEDULES OF CHANGES IN UNIT VALUE

                  YEARS ENDED DECEMBER 31, 1995, 1994 AND 1993



                                                 MFSMyMkt        MFSGrStk      MFSInvTr           MFSBdFd

1995
     Beginning unit value - Jan. 1              $32.595660      61.261465          **           42.342529
----------------------------------------------------------------------------------------------------------
     Reinvested capital gains and dividends       1.704937      10.252961                        3.454391
----------------------------------------------------------------------------------------------------------
     Unrealized gain (loss)                        .000000       7.033136                        5.596005
----------------------------------------------------------------------------------------------------------
     Contract charges                             (.334306)      (.707691)                       (.470220)
----------------------------------------------------------------------------------------------------------
     Ending unit value - Dec. 31                $33.966291      77.839871                       50.922705
----------------------------------------------------------------------------------------------------------
     Percentage increase (decrease) in
          unit value*                                4%             27%                            20%
==========================================================================================================


1994
     Beginning unit value - Jan. 1              $31.804010      66.343035          **           44.767184
----------------------------------------------------------------------------------------------------------
     Reinvested capital gains and dividends       1.114091       6.245985                        3.022499
----------------------------------------------------------------------------------------------------------
     Unrealized gain (loss)                        .000000     (10.708702)                      (5.017439)
----------------------------------------------------------------------------------------------------------
     Contract charges                             (.322441)      (.618853)                       (.429715)
----------------------------------------------------------------------------------------------------------
     Ending unit value - Dec. 31                $32.595660      61.261465                       42.342529
----------------------------------------------------------------------------------------------------------
     Percentage increase (decrease) in
          unit value*                                2%            (8)%                            (5)%
==========================================================================================================


1993
     Beginning unit value - Jan. 1              $31.374016      58.545028       64.725197       39.714988
----------------------------------------------------------------------------------------------------------
     Reinvested capital gains and dividends        .743804       9.875063       10.850787        6.132938
----------------------------------------------------------------------------------------------------------
     Unrealized gain (loss)                        .000000      (1.468495)      (4.392986)       (.648781)
----------------------------------------------------------------------------------------------------------
     Contract charges                             (.313810)      (.608561)       (.678600)       (.431961)
----------------------------------------------------------------------------------------------------------
     Ending unit value - Dec. 31                $31.804010      66.343035       70.504398       44.767184
----------------------------------------------------------------------------------------------------------
     Percentage increase (decrease) in
          unit value*                                1%            13%             9%               13%
==========================================================================================================



                                                 MFSGrOpp        MFSHiInc        MFSRsrch        MFSTotRe

1995
     Beginning unit value - Jan. 1              77.773322       49.895862       73.593263       62.479885
---------------------------------------------------------------------------------------------------------
     Reinvested capital gains and dividends     13.011382        4.720108        6.201200        6.678704
---------------------------------------------------------------------------------------------------------
     Unrealized gain (loss)                     13.690716        3.805299       22.049861       10.010672
---------------------------------------------------------------------------------------------------------
     Contract charges                            (.922355)       (.550390)       (.867319)       (.711663)
---------------------------------------------------------------------------------------------------------
     Ending unit value - Dec. 31               103.553065       57.870879      100.977005       78.457598
---------------------------------------------------------------------------------------------------------
     Percentage increase (decrease) in
          unit value*                              33%              16%             37%             26%
=========================================================================================================


1994
     Beginning unit value - Jan. 1              81.961605       51.758789       74.327082       64.822235
---------------------------------------------------------------------------------------------------------
     Reinvested capital gains and dividends      6.380267        4.381074        7.237361        2.716055
---------------------------------------------------------------------------------------------------------
     Unrealized gain (loss)                     (9.773345)      (5.737464)      (7.223674)      (4.424461)
---------------------------------------------------------------------------------------------------------
     Contract charges                            (.795205)       (.506537)       (.747506)       (.633944)
---------------------------------------------------------------------------------------------------------
     Ending unit value - Dec. 31                77.773322       49.895862       73.593263       62.479885
---------------------------------------------------------------------------------------------------------
     Percentage increase (decrease) in
          unit value*                              (5)%             (4)%            (1)%           (4)%
=========================================================================================================


1993
     Beginning unit value - Jan. 1              71.251149       43.789729       61.704356       56.868802
---------------------------------------------------------------------------------------------------------
     Reinvested capital gains and dividends      8.954754        4.151571        8.244049        3.667543
---------------------------------------------------------------------------------------------------------
     Unrealized gain (loss)                      2.525050        4.305712        5.051213        4.939512
---------------------------------------------------------------------------------------------------------
     Contract charges                            (.769348)       (.488223)       (.672536)       (.653622)
---------------------------------------------------------------------------------------------------------
     Ending unit value - Dec. 31                81.961605       51.758789       74.327082       64.822235
---------------------------------------------------------------------------------------------------------
     Percentage increase (decrease) in
          unit value*                              15%             18%              20%            14%
=========================================================================================================




 * An annualized rate of return cannot be determined as contract charges do not include the annual contract maintenance charge discussed in note 2.

**   This investment option was not being utilized.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                           SCHEDULE I, CONTINUED

                              MFS VARIABLE ACCOUNT

                             TAX QUALIFIED SPECTRUM

                       SCHEDULES OF CHANGES IN UNIT VALUE

                  YEARS ENDED DECEMBER 31, 1995, 1994 AND 1993



                                    MFSMyMkt         MFSGrStk        MFSInvTr        MFSBdFd         MFSEmGro        MFSGrOpp

1995
  Beginning unit value - Jan.1     $27.967294        65.227303       59.116939       36.536936       21.706658       72.767772
-------------------------------------------------------------------------------------------------------------------------------
  Reinvested capital
       gains and
       dividends                     1.460813        10.883902        7.560531        2.976527         .000000       12.137397
-------------------------------------------------------------------------------------------------------------------------------
  Unrealized gain (loss)              .000000         7.496845       15.541527        4.821993        8.878016       12.812372
-------------------------------------------------------------------------------------------------------------------------------
  Contract charges                   (.372875)        (.979485)       (.910357)       (.527451)       (.337613)      (1.121815)
-------------------------------------------------------------------------------------------------------------------------------
  Ending unit value - Dec. 31      $29.055232        82.628565       81.308640       43.808005       30.247061       96.595726
-------------------------------------------------------------------------------------------------------------------------------
  Percentage increase
       (decrease) in
       unit value*                     4%                27%             38%            20%             39%              33%
===============================================================================================================================


1994
  Beginning unit value - Jan.1     $27.370768        70.852048       60.509797       38.746280       20.977490       76.918993
-------------------------------------------------------------------------------------------------------------------------------
  Reinvested capital
       gains and
       dividends                      .957264         6.650437        6.934388        2.612018         .436556        5.969728
-------------------------------------------------------------------------------------------------------------------------------
  Unrealized gain (loss)              .000000       (11.415978)      (7.541473)      (4.337835)        .566606       (9.150770)
-------------------------------------------------------------------------------------------------------------------------------
  Contract charges                   (.360738)        (.859204)       (.785773)       (.483527)       (.273994)       (.970179)
-------------------------------------------------------------------------------------------------------------------------------
  Ending unit value - Dec. 31      $27.967294        65.227303       59.116939       36.536936       21.706658       72.767772
-------------------------------------------------------------------------------------------------------------------------------
  Percentage increase
       (decrease) in
       unit value*                     2%               (8)%            (2)%            (6)%             3%             (5)%
===============================================================================================================================


1993
  Beginning unit value - Jan.1     $27.082782        62.713932       55.718475       34.477915       16.755110       67.070484
-------------------------------------------------------------------------------------------------------------------------------
  Reinvested capital
       gains and
       dividends                      .641181        10.546573        9.314340        5.312013        1.987303        8.404559
-------------------------------------------------------------------------------------------------------------------------------
  Unrealized gain (loss)              .000000        (1.561022)      (3.763614)       (.556158)       2.468986        2.385396
-------------------------------------------------------------------------------------------------------------------------------
  Contract charges                   (.353195)        (.847435)       (.759404)       (.487490)       (.233909)       (.941446)
-------------------------------------------------------------------------------------------------------------------------------
  Ending unit value - Dec. 31      $27.370768        70.852048       60.509797       38.746280       20.977490       76.918993
-------------------------------------------------------------------------------------------------------------------------------
  Percentage increase
       (decrease) in
       unit value*                     1%               13%              9%              12%             25%            15%
===============================================================================================================================





                                   MFSHiInc        MFSRsrch        MFSTotRe        MFSWdGvt        NWMyMkt

1995
  Beginning unit value - Jan.1     44.007083       73.111959       58.638949       42.911877       21.058716
------------------------------------------------------------------------------------------------------------
  Reinvested capital
       gains and
       dividends                    4.157163        6.142147        6.254848        6.115071        1.183897
------------------------------------------------------------------------------------------------------------
  Unrealized gain (loss)            3.353463       21.879706        9.386344         .495697         .000000
------------------------------------------------------------------------------------------------------------
  Contract charges                  (.631078)      (1.120062)       (.868229)       (.608299)       (.281357)
------------------------------------------------------------------------------------------------------------
  Ending unit value - Dec. 31      50.886631      100.013750       73.411912       48.914346       21.961256
------------------------------------------------------------------------------------------------------------
  Percentage increase
       (decrease) in
       unit value*                    16%             37%             25%             14%              4%
============================================================================================================


1994
  Beginning unit value - Jan.1     45.788518       74.064821       61.021714       46.532702       20.538004
------------------------------------------------------------------------------------------------------------
  Reinvested capital
       gains and
       dividends                    3.870377        7.195425        2.553354        2.288468         .791945
------------------------------------------------------------------------------------------------------------
  Unrealized gain (loss)           (5.069261)      (7.179946)      (4.160311)      (5.345421)        .000000
------------------------------------------------------------------------------------------------------------
  Contract charges                  (.582551)       (.968341)       (.775808)       (.563872)       (.271233)
------------------------------------------------------------------------------------------------------------
  Ending unit value - Dec. 31      44.007083       73.111959       58.638949       42.911877       21.058716
------------------------------------------------------------------------------------------------------------
  Percentage increase
       (decrease) in
       unit value*                    (4)%             (1)%           (4)%             (8)%             3%
============================================================================================================


1993
  Beginning unit value - Jan.1     38.856280       61.673295       53.697197       39.821939       20.250996
------------------------------------------------------------------------------------------------------------
  Reinvested capital
       gains and
       dividends                    3.678274        8.215232        3.457510        4.402242         .554187
------------------------------------------------------------------------------------------------------------
  Unrealized gain (loss)            3.817129        5.050110        4.662688        2.874170         .000000
------------------------------------------------------------------------------------------------------------
  Contract charges                  (.563165)       (.873816)       (.795681)       (.565649)       (.267179)
------------------------------------------------------------------------------------------------------------
  Ending unit value - Dec. 31      45.788518       74.064821       61.021714       46.532702       20.538004
------------------------------------------------------------------------------------------------------------
  Percentage increase
       (decrease) in
       unit value*                     18%             20%             14%             17%             1%
============================================================================================================





* An annualized rate of return cannot be determined as contract charges do not include the annual contract maintenance charge discussed in note 2.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                           SCHEDULE I, CONTINUED

                              MFS VARIABLE ACCOUNT

                           NON-TAX QUALIFIED SPECTRUM

                       SCHEDULES OF CHANGES IN UNIT VALUE

                  YEARS ENDED DECEMBER 31, 1995, 1994 AND 1993


                                              MFSMyMkt        MFSGrStk        MFSInvTr         MFSBdFd         MFSGrOpp

1995
     Beginning unit value - Jan. 1            $27.986728      55.348697       53.042089       36.507070       61.812074
------------------------------------------------------------------------------------------------------------------------
     Reinvested capital gains
          and dividends                         1.461834       9.235549        6.783611        2.974097       10.310027
------------------------------------------------------------------------------------------------------------------------
     Unrealized gain (loss)                      .000000       6.361465       13.944489        4.818039       10.883379
------------------------------------------------------------------------------------------------------------------------
     Contract charges                           (.373141)      (.831141)       (.816815)       (.527014)       (.952920)
------------------------------------------------------------------------------------------------------------------------
     Ending unit value - Dec. 31              $29.075421      70.114570       72.953374       43.772192       82.052560
------------------------------------------------------------------------------------------------------------------------
     Percentage increase (decrease)
          in unit value*                          4%             27%             38%              20%             33%
========================================================================================================================

1994
     Beginning unit value - Jan. 1            $27.389788      60.121583       54.291825       38.714601       65.338300
------------------------------------------------------------------------------------------------------------------------
     Reinvested capital gains
          and dividends                          .957927       5.643236        6.221811        2.609884        5.070943
------------------------------------------------------------------------------------------------------------------------
     Unrealized gain (loss)                      .000000      (9.687046)      (6.766521)      (4.334289)      (7.773057)
------------------------------------------------------------------------------------------------------------------------
     Contract charges                           (.360987)      (.729076)       (.705026)       (.483126)       (.824112)
------------------------------------------------------------------------------------------------------------------------
     Ending unit value - Dec. 31              $27.986728      55.348697       53.042089       36.507070       61.812074
------------------------------------------------------------------------------------------------------------------------
     Percentage increase (decrease)
          in unit value*                          2%             (8)%            (2)%             (6)%           (5)%
========================================================================================================================


1993
     Beginning unit value - Jan. 1            $27.101602      53.215976       49.992851       34.449725       56.972537
------------------------------------------------------------------------------------------------------------------------
     Reinvested capital gains
          and dividends                          .641629       8.949306        8.357200        5.307666        7.139194
------------------------------------------------------------------------------------------------------------------------
     Unrealized gain (loss)                      .000000      (1.324606)      (3.376852)       (.555693)       2.026262
------------------------------------------------------------------------------------------------------------------------
     Contract charges                           (.353443)      (.719093)       (.681374)       (.487097)       (.799693)
------------------------------------------------------------------------------------------------------------------------
     Ending unit value - Dec. 31              $27.389788      60.121583       54.291825       38.714601       65.338300
------------------------------------------------------------------------------------------------------------------------
     Percentage increase (decrease)
          in unit value*                           1%            13%              9%              12%            15%
========================================================================================================================


                                               MFSHiInc        MFSRsrch        MFSTotRe        MFSWdGvt        NWMyMkt

1995
     Beginning unit value - Jan. 1            43.339456       63.882963       56.760546       41.836304       21.072414
-----------------------------------------------------------------------------------------------------------------------
     Reinvested capital gains
          and dividends                        4.094062        5.366818        6.054479        5.961799        1.184666
-----------------------------------------------------------------------------------------------------------------------
     Unrealized gain (loss)                    3.302603       19.117811        9.085680         .483276         .000000
-----------------------------------------------------------------------------------------------------------------------
     Contract charges                          (.621487)       (.978675)       (.840424)       (.593054)       (.281540)
-----------------------------------------------------------------------------------------------------------------------
     Ending unit value - Dec. 31              50.114634       87.388917       71.060281       47.688325       21.975540
-----------------------------------------------------------------------------------------------------------------------
     Percentage increase (decrease)
          in unit value*                          16%             37%             25%             14%             4%
=======================================================================================================================

1994
     Beginning unit value - Jan. 1            45.093866       64.715547       59.066983       45.366368       20.551361
-----------------------------------------------------------------------------------------------------------------------
     Reinvested capital gains
          and dividends                        3.811643        6.287139        2.471571        2.231109         .792462
-----------------------------------------------------------------------------------------------------------------------
     Unrealized gain (loss)                   (4.992348)      (6.273621)      (4.027043)      (5.211428)        .000000
-----------------------------------------------------------------------------------------------------------------------
     Contract charges                          (.573705)       (.846102)       (.750965)       (.549745)       (.271409)
-----------------------------------------------------------------------------------------------------------------------
     Ending unit value - Dec. 31              43.339456       63.882963       56.760546       41.836304       21.072414
-----------------------------------------------------------------------------------------------------------------------
     Percentage increase (decrease)
          in unit value*                          (4)%           (1)%            (4)%            (8)%             3%
=======================================================================================================================


1993
     Beginning unit value - Jan. 1            38.266802       53.888228       51.977095       38.823817       20.264167
-----------------------------------------------------------------------------------------------------------------------
     Reinvested capital gains
          and dividends                        3.622473        7.178215        3.346744        4.291901         .554548
-----------------------------------------------------------------------------------------------------------------------
     Unrealized gain (loss)                    3.759218        4.412613        4.513320        2.802117         .000000
-----------------------------------------------------------------------------------------------------------------------
     Contract charges                          (.554627)       (.763509)       (.770176)       (.551467)       (.267354)
-----------------------------------------------------------------------------------------------------------------------
     Ending unit value - Dec. 31              45.093866       64.715547       59.066983       45.366368       20.551361
-----------------------------------------------------------------------------------------------------------------------
     Percentage increase (decrease)
          in unit value*                          18%            20%              14%             17%             1%
=======================================================================================================================


* An annualized rate of return cannot be determined as contract charges do not include the annual contract maintenance charge discussed in note 2.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                           SCHEDULE I, CONTINUED

                              MFS VARIABLE ACCOUNT

                      NON-TAX QUALIFIED SPECTRUM (81-225)

                       SCHEDULES OF CHANGES IN UNIT VALUE

                  YEARS ENDED DECEMBER 31, 1995, 1994 AND 1993


                                                      MFSGrStk         MFSInvTr         MFSBdFd        MFSEmGro        MFSGrOpp
                                                      --------         --------         -------        --------        --------

1995
     Beginning unit value - Jan. 1                    $60.295273       56.351973       36.649839       21.706658       68.202665
---------------------------------------------------------------------------------------------------------------------------------
     Reinvested capital gains
          and dividends                                10.060939        7.206917        2.985727         .000000       11.375954
---------------------------------------------------------------------------------------------------------------------------------
     Unrealized gain (loss)                             6.929991       14.814629        4.836885        8.878016       12.008582
---------------------------------------------------------------------------------------------------------------------------------
     Contract charges                                   (.905426)       (.867783)       (.529076)       (.337613)      (1.051437)
---------------------------------------------------------------------------------------------------------------------------------
     Ending unit value - Dec. 31                      $76.380777       77.505736       43.943375       30.247061       90.535764
---------------------------------------------------------------------------------------------------------------------------------
     Percentage increase (decrease) in unit value*        27%              38%             20%             39%             33%
=================================================================================================================================


1994
     Beginning unit value - Jan. 1                    $65.494712       57.679687       38.865999       20.977490       72.093454
---------------------------------------------------------------------------------------------------------------------------------
     Reinvested capital gains
          and dividends                                 6.147578        6.610058        2.620091         .436556        5.595215
---------------------------------------------------------------------------------------------------------------------------------
     Unrealized gain (loss)                           (10.552777)      (7.188748)      (4.351232)        .566606       (8.576687)
---------------------------------------------------------------------------------------------------------------------------------
     Contract charges                                   (.794240)       (.749024)       (.485019)       (.273994)       (.909317)
---------------------------------------------------------------------------------------------------------------------------------
     Ending unit value - Dec. 31                      $60.295273       56.351973       36.649839       21.706658       68.202665
---------------------------------------------------------------------------------------------------------------------------------
     Percentage increase (decrease) in unit value*        (8)%            (2)%            (6)%              3%            (5)%
=================================================================================================================================


1993
     Beginning unit value - Jan. 1                    $57.971950       53.112457       34.584435       16.755110       62.862782
---------------------------------------------------------------------------------------------------------------------------------
     Reinvested capital gains
          and dividends                                 9.749115        8.878698        5.328424        1.987303        7.877296
---------------------------------------------------------------------------------------------------------------------------------
     Unrealized gain (loss)                            (1.442991)      (3.587588)       (.557863)       2.468986        2.235756
---------------------------------------------------------------------------------------------------------------------------------
     Contract charges                                   (.783362)       (.723880)       (.488997)       (.233909)       (.882380)
---------------------------------------------------------------------------------------------------------------------------------
     Ending unit value -  Dec. 31                     $65.494712       57.679687       38.865999       20.977490       72.093454
---------------------------------------------------------------------------------------------------------------------------------
     Percentage increase (decrease) in unit value*        13%             9%               12%             25%             15%
=================================================================================================================================





                                                      MFSHiInc        MFSRsrch        MFSTotRe        MFSWdGvt
                                                      --------        --------        --------        --------

1995
     Beginning unit value - Jan. 1                    44.007083       72.258548       58.068470       42.845163
---------------------------------------------------------------------------------------------------------------
     Reinvested capital gains
          and dividends                                4.157163        6.070452        6.194025        6.105566
---------------------------------------------------------------------------------------------------------------
     Unrealized gain (loss)                            3.353463       21.624321        9.294998         .494930
---------------------------------------------------------------------------------------------------------------
     Contract charges                                  (.631078)      (1.106987)       (.859782)       (.607349)
---------------------------------------------------------------------------------------------------------------
     Ending unit value - Dec. 31                      50.886631       98.846334       72.697711       48.838310
---------------------------------------------------------------------------------------------------------------
     Percentage increase (decrease) in unit value*       16%              37%            25%              14%
===============================================================================================================


1994
     Beginning unit value - Jan. 1                    45.788518       73.200301       60.428053       46.460353
---------------------------------------------------------------------------------------------------------------
     Reinvested capital gains
          and dividends                                3.870377        7.111436        2.528526        2.284911
---------------------------------------------------------------------------------------------------------------
     Unrealized gain (loss)                           (5.069261)      (7.096145)      (4.119853)      (5.337099)
---------------------------------------------------------------------------------------------------------------
     Contract charges                                  (.582551)       (.957044)       (.768256)       (.563002)
---------------------------------------------------------------------------------------------------------------
     Ending unit value - Dec. 31                      44.007083       72.258548       58.068470       42.845163
---------------------------------------------------------------------------------------------------------------
     Percentage increase (decrease) in unit value*       (4)%             (1)%           (4)%            (8)%
===============================================================================================================


1993
     Beginning unit value - Jan. 1                    38.856280       60.953415       53.174791       39.760030
---------------------------------------------------------------------------------------------------------------
     Reinvested capital gains
          and dividends                                3.678274        8.119340        3.423916        4.395398
---------------------------------------------------------------------------------------------------------------
     Unrealized gain (loss)                            3.817130        4.991162        4.617284        2.869703
---------------------------------------------------------------------------------------------------------------
     Contract charges                                  (.563166)       (.863616)       (.787938)       (.564778)
---------------------------------------------------------------------------------------------------------------
     Ending unit value -  Dec. 31                     45.788518       73.200301       60.428053       46.460353
---------------------------------------------------------------------------------------------------------------
     Percentage increase (decrease) in unit value*        18%             20%            14%              17%
===============================================================================================================





* An annualized rate of return cannot be determined as contract charges do not include the annual contract maintenance charge discussed in note 2.



See note 3.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                          Independent Auditors' Report

The Board of Directors and Contract Owners of
     MFS Variable Account
     Nationwide Life Insurance Company:

         We have audited the accompanying statement of assets, liabilities and contract owners' equity of MFS Variable Account as of December 31, 1995, and the related statements of operations and changes in contract owners' equity and schedules of changes in unit value for each of the years in the three year period then ended. These financial statements and schedules of changes in unit value are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules of changes in unit value based on our audits.

         We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and schedules of changes in unit value are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian and the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

         In our opinion, the financial statements and schedules of changes in unit value referred to above present fairly, in all material respects, the financial position of MFS Variable Account as of December 31, 1995, and the results of its operations and its changes in contract owners' equity and the schedules of changes in unit value for each of the years in the three year period then ended in conformity with generally accepted accounting principles.

                                                           KPMG Peat Marwick LLP

Columbus, Ohio
February 6, 1996


--------------------------------------------------------------------------------

NATIONWIDE LIFE INSURANCE COMPANY                                   Bulk Rate
HOME OFFICE: ONE NATIONWIDE PLAZA - COLUMBUS, OHIO 43215-2220      U.S. Postage
                                                                     P A I D
                                                                  Columbus, Ohio
                                                                  Permit No. 521



    Nationwide(R) is a registered federal service mark of Nationwide Mutual
                               Insurance Company.